INVESTMENT VALUED UNDER THE MEASUREMENT ALTERNATIVE (Details Narrative) - USD ($)			12 Months Ended
	Dec. 30, 2022	Jun. 22, 2020	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues
Cannasoul, PurPlant and Prof Meiri [Member]
Investments in and Advances to Affiliates, Balance, Shares	44,328
Aggregate ordinary shares, value	$ 444,444
Cannasoul, PurPlant and Prof Meiri [Member] | Parent Company [Member]
Stock issued during period, shares, new issues	9,259,250
Common Stock, Par or Stated Value Per Share	$ 0.001
My Plant Bio Ltd [Member]
Stock issued during period, shares, new issues	32,407,417
Stock Issued During Period, Value, New Issues	$ 1,555,556
My Plant [Member] | Cannasoul, PurPlant and Prof Meiri [Member]
Ownership percentage	55.00%
Share Purchase and Option Agreement [Member] | Cannasoul, PurPlant and Prof Meiri [Member]
Aggregate ordinary shares, value	$ 4,450,000
Maximum limit of valuation transaction	1,000,000
Share Purchase and Option Agreement [Member] | Cannasoul, PurPlant and Prof Meiri [Member] | Maximum [Member]
Aggregate ordinary shares, value	$ 4,450,000
Nanomedic Technologies Ltd [Member] | Share Purchase Agreement [Member] | A-1 Preferred Shares [Member]
Payments for purchase of preferred stock		$ 450,000
Proceeds from issuance of preferred stock		$ 2,200,000
Nanomedic Technologies Ltd [Member] | Share Purchase Agreement [Member] | A-1 Preferred Shares [Member] | Nanomedic [Member]
Ownership percentage		3.30%